UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04443

Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Eaton Vance California Limited Maturity Municipals Fund                                              as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 3.2%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$271,247
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	568,620
290	Roseville Special Tax, Prerefunded to 9/1/09, 6.00%, 9/1/11	313,339
		$ 1,153,206
General Obligations — 4.2%
$400	California, 5.25%, 2/1/14	$432,196
1,000	California, 5.25%, 11/1/16	1,087,310
		$ 1,519,506
Hospital — 6.3%
$500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	$532,720
700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/16	745,374
75	Eastern Plumas Health Care District, 7.50%, 8/1/07	75,808
200	San Benito Health Care District, 5.375%, 10/1/12	204,218
400	Stockton, Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	413,068
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	319,239
		$ 2,290,427
Housing — 2.1%
$750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$761,872
		$761,872
Industrial Development Revenue — 0.5%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$199,824
		$ 199,824
Insured-Education — 2.4%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$337,112
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	529,050
		$ 866,162
Insured-Electric Utilities — 7.1%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14 (1)	$1,140,010
500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	536,770

1

$300	Los Angeles Department of Water & Power, (FSA), 5.00%, 7/1/35	$318,669
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	574,850
		$2,570,299
Insured-Escrowed/Prerefunded — 2.9%
$210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), Prerefunded to 10/1/12, 5.50%, 10/1/20	$231,309
750	Los Angeles Unified School District, (Election of 1997), Prerefunded to 5/1/12, (MBIA), 5.125%, 7/1/21 (2)	809,182
		$ 1,040,491
Insured-General Obligations — 21.1%
$400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	$430,928
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	812,050
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	774,349
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	881,129
1,000	Novato Unified School District, (MBIA), 5.00%, 8/1/23	1,078,550
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	649,990
1,260	Santa Clarita Community College, (FSA), 5.00%, 8/1/28	1,339,947
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	618,299
1,000	Walnut Valley Unified School District, (FGIC), 5.25%, 8/1/18	1,088,340
		$ 7,673,582
Insured-Hospital — 1.2%
$400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	$425,620
		$ 425,620
Insured-Lease Revenue / Certificates of Participation — 6.6%
$1,750	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/19	$1,023,225
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	815,438
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	547,622
		$ 2,386,285
Insured-Other Revenue — 4.3%
$1,500	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/35	$1,584,885
		$ 1,584,885
Insured-Special Tax Revenue — 7.8%
$600	Burbank Public Financing Authority, (Golden State Redevelopment), (AMBAC), 5.25%, 12/1/22	$645,162
1,000	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	1,089,540
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,122,610
		$ 2,857,312

2

Insured-Transportation — 8.3%
$1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	$1,142,860
1,000	San Joaquin Hills, Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	829,100
1,000	San Jose Airport, (FSA), (AMT), 5.00%, 3/1/11	1,046,510
		$ 3,018,470
Insured-Water and Sewer — 2.2%
$250	Sacramento County Sanitation District Financing Authority, (AMBAC), 5.50%, 12/1/19	$291,260
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	524,300
		$ 815,560
Lease Revenue/Certificates of Participation — 3.1%
$1,000	California Public Works, (University of California), 5.25%, 6/1/20	$1,120,520
		$ 1,120,520
Other Revenue — 0.8%
$285	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	$306,700
		$ 306,700
Senior Living / Life Care — 2.6%
$250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$254,633
670	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	677,323
		$ 931,956
Solid Waste — 1.0%
$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$355,373
		$ 355,373
Special Tax Revenue — 9.1%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$306,555
205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18 (3)	203,891
240	Brentwood Infrastructure Financing Authority, 5.625%, 9/2/15	247,378
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,250
100	Eastern Municipal Water District, 4.80%, 9/1/20	100,617
75	Eastern Municipal Water District, 4.85%, 9/1/21	75,323
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	208,760
250	Jurupa Community Services District, 5.00%, 9/1/25	251,180
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40,828
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	81,659
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	414,991
295	Rancho Cucamonga Public Finance Authority, 5.75%, 9/2/12	306,402

3

$200	Santa Margarita Water District, 6.10%, 9/1/14	$212,578
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	201,628
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	206,038
250	Whittier Public Financing Authority, (Greenleaf Ave/Whittier Redevelopment), 5.50%, 11/1/16	262,648
		$ 3,315,726
Transportation — 0.8%
$290	Port Redwood City, (AMT), 5.40%, 6/1/19	$300,808
		$ 300,808
Water and Sewer — 1.4%
$500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	$509,365
		$ 509,365
Total Tax-Exempt Investments — 99.0% (identified cost $34,430,672)		$ 36,003,949
Other Assets, Less Liabilities — 1.0%		$ 348,127
Net Assets — 100.0%		$ 36,352,076

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 64.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.5% to 21.5% of total investments.

(1)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)		Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)		When-issued security.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/07	68 U.S. Treasury Long Bond	Short	$(7,762,918)	$(7,577,750)	$185,168

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$34,403,308
Gross unrealized appreciation	$1,601,770
Gross unrealized depreciation	(1,129)
Net unrealized appreciation	$1,600,641

5

Eaton Vance Florida Limited Maturity Municipal                                                                as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.1%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 1.2%
$575	North Miami Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	$575,960
		$575,960
Hospital — 7.6%
$1,000	Brevard County, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/18	$1,058,640
1,000	Highlands County, FL, Health Facilities Authority, (Adventis Bolingbrook), 5.125%, 11/15/20	1,071,190
1,000	Highlands County, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/20	1,040,220
500	West Orange Healthcare District, 5.50%, 2/1/10	521,350
		$3,691,400
Housing — 1.6%
$750	Capital Trust Agency, (Atlantic Housing Foundation), 4.50%, 7/1/15	$762,195
		$762,195
Industrial Development Revenue — 1.1%
$500	Polk County, Industrial Development Authority, (Cargill Fertilizer), (AMT), 5.50%, 11/1/09	$518,240
		$518,240
Insured-Electric Utilities — 3.0%
$2,000	Escambia County, Utilities Authority, (FGIC), 0.00%, 1/1/15	$1,463,440
		$1,463,440
Insured-Escrowed/ Prerefunded — 5.6%
$1,100	Florida Board of Education Lottery Revenue, Prerefunded to 7/1/10, (FGIC), 5.25%, 7/1/20	$1,167,298
1,000	Port Saint Lucie Utility Revenue, (MBIA), Escrowed to Maturity, 0.00%, 9/1/15	712,150
770	Seminole County Sales Tax, (FGIC), Prerefunded to 10/1/11, 5.375%, 10/1/19	834,118
		$2,713,566
Insured-General Obligations — 7.0%
$500	Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12	$413,320
1,000	Miami, (MBIA), 5.375%, 9/1/15	1,083,510
750	Miami-Dade County General Obligation, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	801,510
1,000	Miami-Dade County School District, (FSA), 5.375%, 8/1/15	1,116,250
		$3,414,590

1

Insured-Hospital — 6.5%
$750	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.625%, 8/15/16	$813,847
1,000	Saint Petersburg, Health Facilities Authority, (All Children’s Hospital), (AMBAC), 5.50%, 11/15/17	1,077,180
685	Sarasota County, Public Hospital, (AMBAC), Variable Rate, 3.90%, 7/1/37	685,000
500	Sarasota County, Public Hospital, (MBIA), 5.25%, 7/1/18	554,505
		$3,130,532
Insured-Housing — 2.1%
$510	Florida Housing Finance Authority, (Leigh Meadows Apartments), (AMBAC), (AMT), 5.85%, 9/1/10	$519,914
485	Florida Housing Finance Authority, (Stottert Arms Apartments), (AMBAC), (AMT), 5.90%, 9/1/10	494,768
		$1,014,682
Insured-Other Revenue — 1.1%
$500	Saint Johns County, Industrial Development Authority, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	$528,860
		$528,860
Insured-Solid Waste — 5.2%
$1,750	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.30%, 10/1/07 (1)	$1,770,440
1,100	Palm Beach County, Solid Waste Authority, (AMBAC), 0.00%, 10/1/16	745,690
		$2,516,130
Insured-Special Tax Revenue — 10.5%
$1,755	Julington Creek Plantation, Community Development District, (MBIA), 4.75%, 5/1/19	$1,819,514
2,000	Miami-Dade County Professional Sports Franchise Facilities, (MBIA), 0.00%, 10/1/13	1,547,840
330	Miami-Dade County, (MBIA), 0.00%, 10/1/08	309,484
595	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/18	627,207
250	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/19	263,532
500	Tamarac, Sales Tax, (FGIC), 5.00%, 4/1/18	527,460
		$5,095,037
Insured-Transportation — 11.4%
$1,000	Broward County, Airport System, (MBIA), (AMT), 5.375%, 10/1/13	$1,036,750
1,750	Dade County, Seaport, (MBIA), 5.125%, 10/1/16 (2)	1,786,907

2

$2,000	Hillsborough County, Aviation Authority, (AMBAC), (AMT), 5.25%, 10/1/18	$2,161,520
500	Miami-Dade County Expressway Authority, (AMBAC), 5.00%, 7/1/37	531,085
		$5,516,262
Insured-Water and Sewer — 16.2%
$2,400	Cocoa, Water & Sewer Revenue, (AMBAC), 5.50%, 10/1/23	$2,826,312
750	Hillsborough County, Capacity Assessment, (FSA), 5.125%, 3/1/20	790,912
1,320	Sebring, Water and Wastewater, (FGIC), 5.25%, 1/1/15	1,424,478
1,000	Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22	1,119,280
1,000	Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,129,590
500	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	580,040
		$7,870,612
Nursing Home — 0.7%
$345	Orange County, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$358,552
		$358,552
Senior Living / Life Care — 2.3%
$250	Lee County Industrial Development Authority, (Shell Point Village), 5.50%, 11/15/21	$257,123
250	Lee County, Industrial Development Authority, (Shell Point Village), 5.75%, 11/15/14	259,970
600	North Miami Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42 (3)	601,596
		$1,118,689
Special Tax Revenue — 9.5%
$500	Arbor Greene, Community Development District, 5.00%, 5/1/19	$526,595
375	Concorde Estates Community Development District, (Capital Improvements), 5.00%, 5/1/11	374,903
95	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	96,581
280	Dupree Lakes Community Development District, 5.00%, 11/1/10	280,087
145	Dupree Lakes, Community Development District, 5.00%, 5/1/12	145,969
150	Fishhawk, Community Development District II, 5.125%, 11/1/09	150,111
85	Gateway Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	85,032
175	Heritage Harbor South, Community Development District, (Capital Improvements), 5.25%, 11/1/08	175,476
5	Heritage Harbor South, Community Development District, (Capital Improvements), 5.40%, 11/1/08	5,011

3

$60	Longleaf Community Development District, 6.20%, 5/1/09	$60,583
170	New River, Community Development District, (Capital Improvements), 5.00%, 5/1/13	169,050
165	North Springs, Improvement District, (Heron Bay), 5.00%, 5/1/14	166,350
330	North Springs, Improvement District, (Heron Bay), 7.00%, 5/1/19	337,303
1,000	Orlando, Capital Improvements, 5.00%, 10/1/18	1,029,750
100	Sterling Hill, Community Development District, (Capital Improvements), 5.10%, 5/1/11	100,708
280	Sterling Hill, Community Development District, (Capital Improvements), 5.50%, 11/1/10	280,610
600	Tisons Landing, Community Development District, (Capital Improvements), 5.00%, 11/1/11	603,672
40	Waterlefe Community Development District, (Capital Improvements), 6.25%, 5/1/10	40,182
		$4,627,973
Transportation — 2.9%
$1,340	Florida Turnpike Authority, 5.25%, 7/1/21	$1,414,504
		$1,414,504
Utilities — 4.6%
$695	Orlando, Utilities Commission Water and Electric, 5.25%, 10/1/20	$749,113
405	Orlando, Utilities Commission Water and Electric, 5.25%, 10/1/20	433,783
240	Orlando, Utilities Commission Water and Electric, 5.00%, 10/1/18	252,036
750	Orlando, Utilities Commission Water and Electric, 5.00%, 10/1/22	790,425
		$2,225,357
Total Tax-Exempt Investments — 100.1% (identified cost $46,523,966)		$48,556,581
Other Assets, Less Liabilities — (0.1)%		$(56,027)
Net Assets — 100.0%		$48,500,554

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

4

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 68.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.9% to 30.2% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	When-issued security.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/07	54 U.S. Treasury Note	Short	$(5,879,904)	$(5,803,313)	$76,591
03/07	36 U.S. Treasury Bond	Short	$(4,113,999)	$(4,011,750)	$102,249
					$178,840

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$46,467,095
Gross unrealized appreciation	$2,096,772
Gross unrealized depreciation	(7,286)
Net unrealized appreciation	$2,089,486

5

Eaton Vance Massachusetts Limited Maturity Municipals Fund                                     as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.3%

Principal Amount (000’s omitted)	Security	Value
Education — 18.7%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.00%, 7/1/11	$598,148
1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	1,079,200
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	415,196
1,305	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.25%, 6/1/20	1,409,961
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,100,800
1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 7/15/22	1,054,350
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,137,700
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,941,692
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	846,127
1,125	Massachusetts Industrial Finance Agency, (Babson College), 5.375%, 10/1/17	1,157,906
500	Massachusetts Industrial Finance Agency, (Belmont Hill School), 5.15%, 9/1/13	513,390
750	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.70%, 6/1/18	775,207
		$12,029,677
Electric Utilities — 0.8%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$537,670
		$537,670
Escrowed / Prerefunded — 9.5%
$350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	$366,181
485	Massachusetts Industrial Finance Agency, (Dana Hall), Prerefunded to 7/1/07, 5.90%, 7/1/27	499,928
500	Massachusetts Industrial Finance Agency, (Wentworth Institute of Technology), Prerefunded to 10/1/08, 5.55%, 10/1/13	525,060
1,200	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,258,608
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20 (1)	2,292,822

1

$680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	$740,615
400	Rail Connections, Inc., (Route 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	416,784
		$6,099,998
General Obligations — 8.4%
$1,000	Boston, 5.00%, 2/1/18	$1,043,670
500	Burlington, 5.00%, 2/1/15	544,445
500	Burlington, 5.00%, 2/1/16	548,270
750	Falmouth, 5.25%, 2/1/16	810,360
1,100	Wellesley, 5.00%, 6/1/16	1,215,346
1,150	Wellesley, 5.00%, 6/1/17	1,276,914
		$5,439,005
Health Care-Miscellaneous — 0.5%
$165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$166,851
125	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	126,673
		$293,524
Hospital — 5.1%
$600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	$646,968
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	930,515
250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/09	257,678
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.50%, 7/1/10	1,057,150
390	Massachusetts Health and Higher Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	391,135
		$3,283,446
Insured-Education — 4.7%
$1,690	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/20 (2)	$1,912,674
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,092,720
		$3,005,394
Insured-Electric Utilities — 11.4%

2

$2,120	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/12	$2,277,410
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,078,320
$1,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	$1,708,920
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18 (3)	2,299,400
		$7,364,050
Insured-Escrowed/ Prerefunded — 2.5%
$635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$720,217
850	Route 3 North Transportation Improvements Association, (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21	904,247
		$1,624,464
Insured-General Obligations — 13.0%
$1,000	Boston, (MBIA), 5.00%, 2/1/19	$1,056,200
1,000	Dudley-Charlton, Regional School District, (FGIC), 5.125%, 6/15/13	1,083,300
1,000	Fall River, (FSA), 5.25%, 2/1/14	1,093,090
780	Groton-Dunstable Mass Regional School District, (FSA), 5.00%, 10/15/17	828,376
750	Lawrence, (MBIA), 5.00%, 3/15/13	804,008
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,064,470
1,000	Massachusetts, (MBIA), 5.25%, 8/1/22	1,142,040
1,175	Puerto Rico Public Improvements, (XLCA), 5.50%, 7/1/15	1,324,025
		$8,395,509
Insured-Hospital — 1.7%
$1,000	Massachusetts Health and Educational Facilities Authority, (New England Medical Center Hospital), (FGIC), 5.375%, 5/15/15	$1,070,690
		$1,070,690
Insured-Solid Waste — 3.4%
$1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/13	$1,088,370
1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/16	1,089,330
		$2,177,700
Insured-Special Tax Revenue — 2.9%
$1,600	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	$1,867,744
		$1,867,744

3

Insured-Transportation — 5.4%
$500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	$527,305
1,225	Massachusetts Port Authority, (FSA), 5.125%, 7/1/17	1,273,547
$1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	$1,078,160
500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	571,430
		$3,450,442
Miscellaneous — 1.7%
$1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	$1,074,260
		$1,074,260
Senior Living / Life Care — 1.7%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$618,384
470	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), 6.75%, 4/1/30	484,951
		$1,103,335
Solid Waste — 1.6%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,038,700
		$1,038,700
Special Tax Revenue — 2.6%
$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,115,200
500	Massachusetts Special Obligations, 5.00%, 6/1/14	538,375
		$1,653,575
Transportation — 3.9%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,071,560
2,000	Massachusetts, State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,433,020
		$2,504,580
Water and Sewer — 0.8%
$500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	$533,570
		$533,570
Total Tax-Exempt Investments — 100.3% (identified cost $61,818,333)		$64,547,333

4

Other Assets, Less Liabilities — (0.3)%	$(194,328)
Net Assets — 100.0%	$64,353,005

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 44.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.2% to 20.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	When-issued security.
(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/07	41 U.S. Treasury Note	Short	$(4,464,372)	$(4,406,219)	$58,153
03/07	72 U.S. Treasury Bond	Short	$(8,190,757)	$(8,023,501)	$167,256
					$225,409

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

5

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,803,076
Gross unrealized appreciation	$2,746,961
Gross unrealized depreciation	(2,704)
Net unrealized appreciation	$2,744,257

6

Eaton Vance National Limited Maturity Municipals Fund                                                 as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.2%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 2.1%
$2,700	Carbon County, PA, Industrial Development Authority/Agency, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$2,828,034
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	1,020,706
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	681,419
2,500	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	2,557,150
		$7,087,309
Education — 2.7%
$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	$2,037,380
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	444,268
250	Maryland State Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18	250,675
2,815	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,179,824
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), 5.00%, 7/1/12	1,294,552
1,700	University of Illinois, 0.00%, 4/1/15	1,222,419
1,000	University of Illinois, 0.00%, 4/1/16	687,160
		$9,116,278
Electric Utilities — 3.7%
$1,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$1,059,760
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,641,350
3,050	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	3,051,311
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,074,480
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,328,100
1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	1,005,010
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,652,875
		$12,812,886

Escrowed / Prerefunded — 9.0%
$1,500	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$1,627,485
1,650	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	2,027,833
75	Florence, KY, Housing Facilities, (Bluegrass Housing), Escrowed to Maturity, 7.25%, 5/1/07	75,540
245	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	251,154
500	Kershaw County, SC, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	519,710
3,500	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17 (2)	3,622,080
410	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 7.875%, 1/1/11	436,006
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,275,460
230	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	241,311
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,194,040
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,218,279
480	North Miami, FL, Health Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	480,802
1,000	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	1,060,620
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/10, 6.375%, 11/15/20	2,205,040
5	Pennsylvania Economic Development Authority, (Resource Recovery- Northampton), (AMT), Escrowed to Maturity, 6.75%, 1/1/07	5,001
10,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	11,163,100
480	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	518,794
		$30,922,255
General Obligations — 5.1%
$9,575	Klein, TX, Independent School District, 3.75%, 8/1/21	$9,023,288
1,650	McAllen, TX, Independent School District, (PSF), 4.50%, 2/15/18	1,657,920
5,000	New York City, NY, 5.00%, 8/1/19	5,363,900
1,500	New York City, NY, 5.625%, 12/1/13	1,618,095
		$17,663,203

Health Care-Miscellaneous — 0.1%
$424	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	$459,237
		$459,237
Hospital — 7.0%
$550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	$573,919
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,801,375
1,250	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,339,312
7,470	Michigan Hospital Finance Authority, 5.00%, 11/1/12 (3)(4)	7,930,277
225	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.20%, 10/1/07	227,716
190	Michigan Hospital Finance Authority, (Gratiot Community Hospital), 6.10%, 10/1/07	192,516
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,047,670
100	New Hampshire Health and Educational Facilities Authority, (Littleton Hospital Association), 5.45%, 5/1/08	100,736
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/18	2,166,860
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,822,720
575	Salina, KS, Hospital Revenue, Salina Regional Health, 5.00%, 10/1/18	614,399
2,000	South Carolina Jobs-Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,194,700
1,000	Sullivan County, TN, Health Educational and Housing Facilities Board, (Wellmont Health System), 5.00%, 9/1/19	1,046,790
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	1,071,380
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/17	1,068,330
		$24,198,700
Housing — 1.8%
$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,539,575
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	641,004
660	Sandoval County, NM, Multifamily, 6.00%, 5/1/32	663,003
95	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/07 (5)	92,292
2,400	Vancouver, WA, Housing Authority, 4.20%, 3/1/08	2,395,392
		$6,331,266
Industrial Development Revenue — 8.2%
$115	Austin, TX, (Cargoport Development LLC), (AMT), 7.50%, 10/1/07	$116,456
420	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	468,535

$1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00%, 5/1/29	$1,844,355
3,000	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	3,103,500
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,748,892
5,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	5,802,100
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,011,360
1,435	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,577,094
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,490,904
3,000	New York, NY, Industrial Development Agency, (American Airlines), (AMT), 7.50%, 8/1/16	3,590,940
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,980,642
1,500	Nez Perce County, ID, PCR, (Potlatch Corp.), 6.125%, 12/1/07	1,518,450
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,899,495
		$28,152,723
Insured-Education — 2.5%
$2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	$2,288,412
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,898,140
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	328,775
		$8,515,327
Insured-Electric Utilities — 6.0%
$750	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$805,155
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32 (6)	2,048,780
4,800	Long Island Power Authority, NY, (FGIC), 5.00%, 6/1/14 (3)(4)	5,183,792
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	408,324
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,135,200
10,150	South Carolina State Public Service Authority, (Santee Cooper), (FSA), 5.00%, 1/1/20	11,001,991
		$20,583,242
Insured-Escrowed / Prerefunded — 4.3%
$1,000	Laredo, TX, Certificates of Obligation, (MBIA), Prerefunded to 2/15/08, 4.50%, 2/15/17	$1,010,540
1,000	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20 (2)	1,026,970
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,057,780

$500	Metropolitan Transportation Authority, NY, Transit Facilities, (MBIA), Escrowed to Maturity, 5.00%, 7/1/17	$513,515
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/17	3,087,510
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,145,850
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, (0.00% until 11/15/07), 5.00%, 11/15/18	1,029,170
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, (0.00% until 2007), 5.00%, 11/15/18	2,058,340
		$14,929,675
Insured-General Obligations — 9.4%
$1,730	Boise City, ID, Independent School District, (MBIA), 5.00%, 8/1/14	$1,881,513
2,715	Boise City, ID, Independent School District, (MBIA), 5.00%, 8/1/17	2,977,649
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,144,570
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	5,731,950
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,203,101
1,175	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/22	1,345,316
5,000	Massachusetts, (MBIA), 5.50%, 10/1/20	5,819,000
5,580	New Orleans, LA, (MBIA), 5.25%, 12/1/15	6,123,938
1,175	Pennsbury, PA, School District, (FSA), 4.50%, 1/15/22	1,201,073
2,850	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	2,905,746
1,400	Springfield, OH, City School District, Clark County, (FGIC), 5.00%, 12/1/17 (2)	1,496,362
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	691,540
		$32,521,758
Insured-Hospital — 2.3%
$3,555	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/19	$3,800,331
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/20	3,993,031
		$7,793,362
Insured-Lease Revenue — 0.6%
$2,000	New York Dormitory Authority, (SUNY, NY), (XLCA), 5.25%, 7/1/32	$2,169,960
		$2,169,960

Insured-Lease Revenue / Certificates of Participation — 0.5%
$2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	$1,733,025
		$1,733,025
Insured-Miscellaneous — 0.3%
$1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	$1,068,670
		$1,068,670
Insured-Pooled Loans — 0.6%
$355	Idaho Board Bank Authority, (MBIA), 5.00%, 9/15/13	$382,864
215	Idaho Board Bank Authority, (MBIA), 5.00%, 9/15/14	233,456
265	Idaho Board Bank Authority, (MBIA), 5.00%, 9/15/15	289,634
700	Idaho Board Bank Authority, (MBIA), 5.00%, 9/15/17	767,109
485	Idaho Board Bank Authority, (MBIA), 5.00%, 9/15/18	530,139
		$2,203,202
Insured-Special Tax Revenue — 3.4%
$3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	$3,158,730
2,770	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	2,871,825
5,000	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	5,836,700
		$11,867,255
Insured-Transportation — 8.1%
$2,295	Chicago, IL, O’Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	$2,477,177
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,051,700
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	1,069,770
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,152,980
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,636,525
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,081,440
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,110,620
1,430	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 6.00%, 1/1/11	1,524,609
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20 (2)	5,810,850
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,146,690
3,515	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	3,578,446
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,081,290
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,167,140
		$27,889,237

Lease Revenue / Certificates of Participation — 5.3%
$7,870	California Public Works Board, (Department Health Services), 5.00%, 11/1/19	$8,412,558
5,565	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	5,939,358
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,854,940
		$18,206,856
Miscellaneous — 1.3%
$4,500	Non-Profit Preferred Funding Trust, Series B, 4.47%, 9/15/37	$4,480,920
		$4,480,920
Nursing Home — 0.2%
$775	Clovis, NM, Industrial Development Revenue, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$808,209
		$808,209
Other Revenue — 3.3%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,035,600
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20 (1)	927,478
1,900	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (1)	2,044,666
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,374,001
800	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11 (1)	819,944
4,500	Tennessee Energy Acquisition Corp., 5.00%, 9/1/16	4,862,250
225	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	228,748
		$11,292,687
Pooled Loans — 0.6%
$1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	$1,341,093
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	823,844
		$2,164,937
Senior Living / Life Care — 2.0%
$755	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28 (8)	$787,359
1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/07 (7)	1,005,948
1,000	California Statewide Communities Development Authority, (Presbyterian Homes), 4.50%, 11/15/16	1,010,930
500	Kansas City, MO, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	504,445
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	203,806
1,350	Maryland State Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17 (8)	1,351,526

$240	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), 6.75%, 4/1/30	$247,634
750	New Jersey Economic Development Authority, (Seabrook Village), 5.00%, 11/15/12	766,928
500	North Miami, FL, Health Care Facilties Revenue, (Imperial Club), 6.125%, 1/1/42 (8)	501,330
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	467,802
		$6,847,708
Solid Waste — 0.9%
$3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55%, 11/15/24	$3,178,950
		$3,178,950
Special Tax Revenue — 7.1%
$1,095	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$1,153,243
250	Black Hawk, CO, Device Tax Revenue, 5.00%, 12/1/18	255,770
1,450	Brentwood, CA, Infrastructure Financing Authority, 6.375%, 9/2/33	1,495,269
2,500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	2,531,800
325	Concorde Estates, FL, Community Development District, Capital Improvements, 5.00%, 5/1/11	324,916
290	Covington Park, FL, Community Development District, Capital Improvements, 5.00%, 5/1/21	294,826
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	1,008,260
1,010	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	1,010,313
855	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	860,711
815	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	815,603
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	257,070
95	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	95,036
875	Heritage Harbor, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	877,380
1,105	Jurupa, CA, Community Services District, 5.00%, 9/1/21	1,128,713
785	Jurupa, CA, Community Services District, 5.00%, 9/1/25	788,705
50	Longleaf, FL, Community Development District, 6.20%, 5/1/09	50,486
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	3,281,250
1,130	New River Community Development District, (Capital Improvements), 5.00%, 5/1/13	1,123,683
1,000	North Springs, FL, Improvements District, (Heron Bay North Assesment Area), 5.00%, 5/1/14	1,008,180

$1,400	Sterling Hill, FL, Community Development District, Capital Improvements, 5.10%, 5/1/11	$1,409,912
860	Sterling Hill, FL, Community Development District, Capital Improvements, 5.50%, 11/1/10	861,875
3,400	Tisons Landing, FL, Community Development District, 5.00%, 11/1/11	3,420,808
355	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	358,955
		$24,412,764
Transportation — 2.8%
$2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	$2,671,000
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,623,250
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,165,510
		$9,459,760
Water and Sewer — 2.0%
$5,000	Virginia Resource Authority, Clean Water, (Revolving Fund), 5.50%, 10/1/19	$5,827,800
1,040	Warren Township, NJ, Sewage Authority, 5.00%, 12/1/17	1,145,498
		$6,973,298
Total Tax-Exempt Investments — 103.2% (identified cost $343,000,482)		$355,844,659
Other Assets, Less Liabilities — (3.2)%		$(11,048,128)
Net Assets — 100.0%		$344,796,531

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At December 31, 2006, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	17.3%
Others, representing less than 10% individually	85.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 36.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 17.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $5,819,921 or 1.7% of the Fund’s net assets.

(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Defaulted bond.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(7)	Security is in default and making only partial interest payments.
(8)	When-issued security.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
03/07	375 U.S. Treasury Bond	Short	$(42,792,087)	$(41,789,063)	$1,003,024
03/07	189 U.S. Treasury Note	Short	$(20,579,664)	$(20,311,594)	$268,070
					$1,271,094

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$334,634,507
Gross unrealized appreciation	$13,511,184
Gross unrealized depreciation	(468,327)
Net unrealized appreciation	$13,042,857

Eaton Vance New Jersey Limited Maturity Municipals Fund                                            as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.9%
$750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/11	$781,425
		$781,425
Electric Utilities — 1.1%
$420	New Jersey Economic Development Authority, PCR, (PSEG Power), 5.00%, 3/1/12	$432,008
		$432,008
Escrowed / Prerefunded — 7.3%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$410,567
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,627,674
300	New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	325,860
600	New Jersey Educational Facilities Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	626,838
		$2,990,939
General Obligations — 3.8%
$500	Jersey City School District, 6.25%, 10/1/10	$542,735
1,050	Puerto Rico, 0.00%, 7/1/08	993,027
		$1,535,762
Hospital — 11.7%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$1,052,960
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	542,195
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	457,776
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	479,700
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	535,330
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	530,035
425	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	465,107
680	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 5.75%, 7/1/08	696,517
		$4,759,620

1

Industrial Development Revenue — 2.0%
$350	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	$350,525
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	465,907
		$816,432
Insured-Education — 4.8%
$1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	$1,028,270
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	932,004
		$1,960,274
Insured-Electric Utilities — 1.8%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (MBIA), 6.80%, 3/1/21	$727,838
		$727,838
Insured-Escrowed/Prerefunded — 2.6%
$1,000	New Jersey Transportation Trust Fund Authority, (XLCA), Prerefunded to 6/15/07, Variable Rate, 5.84%, 6/15/17 (1)(2)	$1,052,480
		$1,052,480
Insured-General Obligations — 20.1%
$330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	$362,168
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	833,077
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	824,090
1,000	Jackson Township School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	1,146,390
1,320	Manalapan-Englishtown Regional Board of Education, (FGIC), 5.50%, 12/1/18	1,524,574
725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	774,430
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	904,085
1,620	New Jersey, (AMBAC), 5.25%, 7/15/19	1,836,173
		$8,204,987
Insured-Hospital — 3.5%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), 6.00%, 7/1/12 (3)	$1,443,936
		$1,443,936
Insured-Lease Revenue / Certificates of Participation — 4.2%
$1,000	Hudson County, (MBIA), 6.25%, 6/1/15	$1,162,380
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	565,715
		$1,728,095

2

Insured-Nursing Home — 1.1%
$400	Rahway Geriatrics Center, Inc., (MBIA), 5.25%, 5/1/15	$439,240
		$439,240
Insured-Other Revenue — 1.3%
$500	Monmouth County Improvements Authority, (AMBAC), 5.00%, 12/1/11	$530,030
		$530,030
Insured-Transportation — 6.7%
$500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	$526,615
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,143,120
770	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	783,899
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	260,338
		$2,713,972
Insured-Water and Sewer — 8.4%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,216,198
1,000	North Hudson Sewer Authority, (MBIA), 5.125%, 8/1/22	1,132,640
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	381,850
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	365,273
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	348,430
		$3,444,391
Lease Revenue/Certificates of Participation — 2.8%
$1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	$1,138,830
		$1,138,830
Nursing Home — 1.3%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$515,170
		$515,170
Pooled Loans — 2.7%
$1,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$1,116,220
		$1,116,220
Senior Living / Life Care — 2.5%
$300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$306,528
300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	305,349

3

400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	409,028
		$1,020,905
Solid Waste — 0.3%
$120	Atlantic County Utilities Authority, Solid Waste System, 7.00%, 3/1/08	$122,357
		$122,357
Special Tax Revenue — 2.7%
$1,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	$1,093,750
		$1,093,750
Transportation — 4.5%
$1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$1,124,650
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	723,100
		$1,847,750
Total Tax-Exempt Investments — 99.1% (identified cost $38,281,935)		$40,416,411
Other Assets, Less Liabilities — 0.9%		$366,223
Net Assets — 100.0%		$40,782,634

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 50.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.3% to 16.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $1,052,480 or 2.6% of the Fund’s net assets.

4

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/07	45 U.S. Treasury Note	Short	$(4,899,920)	$(4,836,094)	$63,826
03/07	42 U.S. Treasury Bond	Short	(4,799,665)	(4,680,375)	119,290
					$183,116

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$38,248,665
Gross unrealized appreciation	$2,174,920
Gross unrealized depreciation	(7,174)
Net unrealized appreciation	$2,167,746

5

Eaton Vance New York Limited Maturity Municipals Fund                                               as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.6%
$600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23 (1)	$598,734
		$598,734
Education — 1.5%
$600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	$650,958
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	115,594
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	679,487
		$1,446,039
Electric Utilities — 2.5%
$2,500	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	$2,501,075
		$2,501,075
Escrowed / Prerefunded — 4.1%
$70	New York Urban Development Corp., (Correctional and Youth Facilities), Prerefunded to 1/1/11, 5.50%, 1/1/17	$74,934
500	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	550,115
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,292,253
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,124,440
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 7/1/09, 5.25%, 1/1/17	1,045,850
		$4,087,592
General Obligations — 4.3%
$1,000	New York City, 0.00%, 8/1/08	$944,100
1,000	New York City, 0.00%, 8/1/08	944,100
1,200	New York City, 5.00%, 3/1/19	1,276,428
1,000	New York City, 5.00%, 6/1/22	1,058,770
		$4,223,398
Health Care - Miscellaneous — 0.6%
$175	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$188,569
400	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	409,104
		$597,673

1

Hospital — 4.0%
$415	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$436,215
370	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 5.75%, 11/1/09	372,320
170	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	178,738
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,065,800
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	212,528
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	530,165
345	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.50%, 12/1/10	351,293
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	809,745
		$3,956,804
Housing — 2.6%
$2,000	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	$2,066,600
500	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	508,530
		$2,575,130
Industrial Development Revenue — 5.4%
$1,000	Dutchess County Industrial Development Agency, (IBM), (AMT), Variable Rate, 5.45%, 12/1/29	$1,043,370
1,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,160,420
1,250	New York City Industrial Development Agency, (AMT), 5.50%, 1/1/14	1,354,837
250	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	265,240
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,522,515
		$5,346,382
Insured-Education — 9.6%
$1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	$1,078,600
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,112,720
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,601,448
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,157,700
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,237,681

2

$1,000	New York Dormitory Authority, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	$1,161,980
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,096,310
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,072,910
		$9,519,349
Insured-Electric Utilities — 8.3%
$1,000	Long Island Power Authority, Electric Systems Revenue, (FGIC), 5.00%, 12/1/17	$1,090,280
1,000	Long Island Power Authority, Electric Systems Revenue, (FGIC), 5.00%, 12/1/22	1,075,690
500	Long Island Power Authority, Electric Systems Revenue, (FSA), 0.00%, 6/1/15	362,410
2,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	2,848,200
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,411,713
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,419,000
		$8,207,293
Insured-Escrowed/Prerefunded — 6.0%
$500	Long Island Power Authority, Electric Systems Revenue, (FSA), Prerefunded to 6/1/08, 5.00%, 12/1/18	$515,100
2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	2,311,814
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,041,260
1,225	New York Dormitory Authority, (Mental Health Services), Prerefunded to 8/15/11, (MBIA), 5.50%, 8/15/13	1,323,625
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	472,374
250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	283,970
		$5,948,143
Insured-General Obligations — 7.5%
$1,085	Amityville Union Free School District, (FSA), 5.00%, 12/15/19	$1,176,650
500	Clarence Central School District, (FSA), 5.00%, 5/15/17	530,290
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,203,520
500	New York City, (XLCA), 5.50%, 8/1/12	544,915
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,188,577
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,762,025
		$7,405,977
Insured-Hospital — 2.4%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	$1,816,720
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	536,230
		$2,352,950

3

Insured-Lease Revenue / Certificates of Participation — 1.1%
$1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	$1,071,180
		$1,071,180
Insured-Other Revenue — 1.1%
$1,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/18	$1,092,570
		$1,092,570
Insured-Special Tax Revenue — 8.3%
$2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	$1,784,498
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19 (2)	2,305,240
3,540	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	4,098,258
		$8,187,996
Insured-Transportation — 9.0%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,153,480
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,109,530
500	Monroe County Airport Authority, (MBIA), (AMT), 5.875%, 1/1/17 (3)(4)	1,139,640
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,142,860
1,850	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	2,088,946
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,220,634
		$8,855,090
Lease Revenue/Certificates of Participation — 3.1%
$1,000	New York Dormitory Authority, (Child Care Facility), 5.375%, 4/1/14	$1,067,950
1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.25%, 1/1/21	1,029,990
930	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	989,474
		$3,087,414
Other Revenue — 0.8%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$807,345
		$807,345

4

Senior Living / Life Care — 0.7%
$330	Glen Cove Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12 (5)	$279,642
400	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	414,024
		$693,666
Solid Waste — 2.9%
$750	Hempstead Industrial Development Agency, (American Refuel), 5.00%, 12/1/10	$769,328
2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), Variable Rate, 5.55%, 11/15/24	2,119,300
		$2,888,628
Special Tax Revenue — 8.1%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,209,380
1,000	New York City Transitional Finance Authority, 4.75%, 11/15/23	1,020,730
500	New York City Transitional Finance Authority, 5.375%, 2/15/14	538,745
830	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	851,721
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,072,110
3,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	3,306,540
		$7,999,226
Transportation — 1.1%
$1,000	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	$1,077,090
		$1,077,090
Water and Sewer — 3.7%
$2,000	New York City Municipal Water Finance Authority, 5.125%, 6/15/21	$2,031,960
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	1,079,340
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	539,150
		$3,650,450
Total Tax-Exempt Investments — 99.3% (identified cost $94,153,347)		$98,177,194
Other Assets, Less Liabilities — 0.7%		$683,541
Net Assets — 100.0%		$98,860,735

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

5

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 53.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.4% to 17.4% of total investments.

(1)	Security is in default but continues to make full interest payments.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security is in default and making only partial interest payments.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
3/07	94 U.S. Treasury Note	Short	$(10,235,388)	$(10,102,062)	$133,326
3/07	79 U.S. Treasury Bond	Short	(9,013,045)	(8,803,562)	209,483
					$342,809

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$93,590,566
Gross unrealized appreciation	$4,135,546
Gross unrealized depreciation	(48,918)
Net unrealized appreciation	$4,086,628

6

Eaton Vance Ohio Limited Maturity Municipals Fund                                                        as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 0.5%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$98,444
		$98,444
Education — 5.4%
$500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	$535,620
500	Ohio State University General Receipts, 5.25%, 12/1/17	538,245
		$1,073,865
Escrowed / Prerefunded — 7.7%
$250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	$260,610
750	Ohio Parks and Recreational Capital Facilities, Escrowed to 6/1/12, 5.50%, 6/1/14	817,867
250	Parma, Hospital Improvement, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.25%, 11/1/13	259,672
165	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	182,043
		$1,520,192
General Obligations — 4.7%
$100	Cuyahoga County, Sewer Improvement District, 5.45%, 12/1/15	$106,256
500	Hamilton School District, 6.15%, 12/1/15	585,510
250	Ohio, 0.00%, 8/1/08	236,062
		$927,828
Hospital — 6.0%
$500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	$560,275
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.50%, 8/15/12	535,720
85	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	92,573
		$1,188,568
Housing — 1.3%
$250	Ohio Housing Finance Agency, (AMT), 4.55%, 9/1/11	$254,917
		$254,917
Industrial Development Revenue — 5.2%
$500	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	$518,760
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	513,185
		$1,031,945

1

Insured-Education — 4.0%
$750	Cleveland-Cuyahoga County, Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	$797,032
		$797,032
Insured-General Obligations — 27.5%
$200	Amherst School District, (FGIC), 5.00%, 12/1/11	$212,012
250	Athens School District, (FSA), 5.45%, 12/1/10	266,535
250	Cincinnati City School District, (FGIC), 5.00%, 12/1/16	273,238
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	219,277
265	Clinton Massie Local School District, (MBIA), 0.00%, 12/1/09	237,361
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	249,858
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	734,220
175	Sciota Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	144,806
650	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	662,714
600	Springfield City School District, Clark County, (FGIC), 5.00%, 12/1/17	641,298
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12 (1)	544,855
670	Upper Arlington City School District, (FSA), 5.00%, 12/1/21	718,722
460	Wyoming School District, (FGIC), 5.75%, 12/1/17	537,183
		$5,442,079
Insured-Hospital — 2.7%
$500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	$539,555
		$539,555
Insured-Industrial Development Revenue — 2.8%
$500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	$550,230
		$550,230
Insured-Lease Revenue / Certificates of Participation — 5.4%
$500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	$539,000
500	Ohio Higher Educational Facilities Commission, (Xavier University), (CIFG), 5.00%, 5/1/22	533,995
		$1,072,995
Insured-Other Revenue — 2.9%
$500	Cleveland Parking Facilities, (FSA), 5.25%, 9/15/20	$569,130
		$569,130
Insured-Special Tax Revenue — 1.5%
$250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	289,425
		$289,425
Insured-Transportation — 5.9%
$300	Cleveland Airport System, (FSA), 5.25%, 1/1/14	316,368

2

750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18 (2)	860,018
		$1,176,386
Insured-Water and Sewer — 2.6%
$475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	$510,825
		$510,825
Lease Revenue/ Certificates of Participation — 1.1%
$200	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$209,834
		$209,834
Pooled Loans — 7.1%
$250	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$257,450
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	304,325
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	260,710
330	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	335,630
145	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), 5.10%, 5/15/12	148,740
100	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (AMT), 6.125%, 11/15/09	103,353
		$1,410,208
Water and Sewer — 5.4%
$500	Cincinnati, Water System, 4.50%, 12/1/21 (3)	$513,895
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	548,040
		$1,061,935
Total Tax-Exempt Investments — 99.7% (identified cost $18,766,098)		$19,725,393
Other Assets, Less Liabilities — 0.3%		$61,159
Net Assets — 100.0%		$19,786,552

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

3

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 55.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 20.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)	When-issued security.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/07	9 U.S. Treasury Bond	Short	$(1,018,569)	$(1,002,938)	$15,631
3/07	25 U.S. Treasury Note	Short	$(2,722,178)	$(2,686,719)	$35,459
					$51,090

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$18,765,825
Gross unrealized appreciation	$961,882
Gross unrealized depreciation	(2,314)
Net unrealized appreciation	$959,568

4

Eaton Vance Pennsylvania Limited Maturity Municipals Fund                                        as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.7%
$520	Carbon County, Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$544,658
350	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	353,328
		$897,986
Education — 4.6%
$2,290	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	$2,450,048
		$2,450,048
Electric Utilities — 0.8%
$400	York County, Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$422,904
		$422,904
Escrowed / Prerefunded — 2.4%
$250	Allegheny County, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$279,367
985	Lehigh County, General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	1,017,150
		$1,296,517
General Obligations — 2.0%
$1,000	Delaware County, 5.00%, 10/1/21	$1,075,110
		$1,075,110
Hospital — 3.2%
$80	Hazleton, Health Services Authority, (Hazleton General Hospital), 5.50%, 7/1/07	$79,964
200	Lebanon County, Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	212,140
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	549,905
800	Washington County, Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	832,336
		$1,674,345
Housing — 2.6%
$1,335	Allegheny County, Residential Finance Authority, Single Family Mortgages, (AMT), 4.80%, 11/1/22	$1,354,090
		$1,354,090

1

Industrial Development Revenue — 4.2%
$700	Erie, Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$722,141
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	761,257
750	Schuylkill County Industrial Development Authority, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	763,365
		$2,246,763
Insured-Cogeneration — 2.5%
$1,300	Pennsylvania Economic Development Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,332,838
		$1,332,838
Insured-Education — 6.8%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,165,380
1,100	Lycoming County, College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,164,328
250	University of Pittsburgh, (FGIC), 5.125%, 6/1/22	256,228
		$3,585,936
Insured-Electric Utilities — 5.7%
$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	$1,588,560
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,411,713
		$3,000,273
Insured-Escrowed/Prerefunded — 18.8%
$2,000	Ephrata, Area School District, (FGIC), Prerefunded to 10/15/11, 5.25%, 4/15/19	$2,140,840
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	535,115
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,070,370
1,000	Philadelphia, School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,085,900
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,075,470
1,000	Spring-Ford, Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,058,120
5,000	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,980,200
		$9,946,015

2

Insured-General Obligations — 20.8%
$1,020	Cornwall Lebanon, School District, (FSA), 0.00%, 3/15/16 (1)	$705,412
1,000	Council Rock, School District, (MBIA), 5.00%, 11/15/19	1,060,470
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,315,863
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,315,031
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,130,002
1,000	Palmyra, Area School District, (FGIC), 5.00%, 5/1/17	1,057,200
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,290,840
1,000	Reading, School District, (FGIC), 0.00%, 1/15/12	825,820
1,250	Sto-Rox, School District, (FGIC), 5.125%, 12/15/22	1,319,600
		$11,020,238
Insured-Hospital — 1.0%
$500	Washington County, Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	$548,780
		$548,780
Insured-Special Tax Revenue — 1.8%
$350	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$362,023
500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	578,850
		$940,873
Insured-Transportation — 12.6%
$1,000	Allegheny County, Airport, (MBIA), (AMT), 5.75%, 1/1/10	$1,054,890
590	Allegheny County, Airport, (MBIA), (AMT), 5.75%, 1/1/12	638,923
2,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (FSA), 5.25%, 7/15/22	2,291,040
1,000	Philadelphia, Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,029,170
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	1,129,160
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	520,515
		$6,663,698
Insured-Utility — 2.0%
$1,000	Philadelphia, Gas Works Revenue, (FSA), 5.25%, 8/1/17	$1,074,310
		$1,074,310
Insured-Water and Sewer — 1.5%
$750	Allegheny County, Sanitation Authority, (MBIA), 5.00%, 12/1/19	$795,750
		$795,750
Senior Living / Life Care — 2.6%
$500	Bucks County Industrial Development Authority, (Pennswood), 5.80%, 10/1/20	$530,775
390	Cliff House Trust (AMT), 6.625%, 6/1/27 (2)	278,534

3

$335	Crawford County, Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	$348,413
185	Lancaster County, Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	195,380
		$1,353,102
Transportation — 0.6%
$325	Erie, Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$325,488
		$325,488
Total Tax-Exempt Investments — 98.2% (identified cost $49,469,136)		$52,005,064
Other Assets, Less Liabilities — 1.8%		$951,625
Net Assets — 100.0%		$52,956,689

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 74.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 25.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security in default with respect to principal payments.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/07	74 U.S. Treasury Bond	Short	$(8,456,554)	$(8,246,375)	$210,179
03/07	40 U.S. Treasury Note	Short	$(4,355,484)	$(4,298,750)	$56,734
					$266,913

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$49,438,605
Gross unrealized appreciation	$2,677,961
Gross unrealized depreciation	(111,502)
Net unrealized appreciation	$2,566,459

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	February 26, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	February 26, 2007